Jul-25-07 10:58am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-753 P.002/002 F-077

Antonio Aliberti
Managing Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aaliberti@nyse.com

RECD S.E.C.
JUL 25 2007
1086

PROCESSED
JUL 27 2007
THOMSON FINANCIAL

CERT NYS

001-33596

07072725

July 25, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, DEUTSCHE BANK CAPITAL FUNDING TRUST IX, Trust Preferred Securities of Deutsche Bank Capital Funding Trust IX, Company Preferred Securities of Deutsche Bank Capital Funding Trust IX, Subordinated Guarantees of Deutsche Bank Aktiengesellschaft (application for the Company Preferred Securities of Deutsche Bank Capital Funding Trust IX, Subordinated Guarantees of Deutsche Bank Aktiengesellschft in connection with Capital Securities with respect to Trust Preferred Securities of Deutsche Bank Capital Funding Trust IX is made for listing, not for trading, but only in connection with the registration of the Trust Preferred Securities pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 20, 2007. Tentative listing date – Not yet determined.

Sincerely,

END